Income Taxes (Summary of Reconciliation of Net Deferred Income Tax Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 2,907	$ 2,896
Business acquisitions (Note 25)	(6)
Deferred income tax expense recognized in net earning	(31)	(9)
Income tax charge recognized in OCI	30	17
Other	(3)	3
Balance, end of year	$ 2,903	$ 2,907